Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Cash flow from operating activities:
(Loss) before tax		$ (513,887)		$ (403,125)		$ (618)
Adjustments for:
Depreciation		891		1,049		1,265
Depreciation on ROU		1,677
Share based payments		22,268		21,561		17,918
Amortization of intangible film and content rights		64,451		130,155		115,285
Amortization of other intangible assets		894		1,214		1,726
Other non-cash items		100,118		58,438		50,119
Impairment loss		431,200		423,335
Net finance costs		17,085		20,901		18,745
(Gain) on sale of available-for-sale financial assets		1,253		(37)
Loss/(gain) on sale of property and equipment		70		97		(2)
Movement in trade and other receivables		(87,885)		(179,784)		(91,317)
Movement in inventories				(99)		(219)
Movement in trade and other payables		1,995		22,166		(1,215)
Cash generated from operations		38,767		95,871		111,687
Interest paid		(14,890)		(13,347)		(20,761)
Income taxes paid		(5,249)		(7,558)		(7,683)
Net cash generated from operating activities		18,628		74,966		83,243
Cash flows from investing activities
Purchase of current Investment		(4,013)		(1,005)
Proceeds from sale of non-current Investment		650
Purchase of property and equipment		(60)		(380)		(913)
Proceeds from disposal of property and equipment		82		6		70
Investment in restricted deposits held with banks		(8,530)		(53,507)		(27)
Restricted deposits matured		59,780		3,952
Deconsolidation/acquisition of cash and cash equivalent in subsidiary						(9)
Purchase of intangible film rights and content rights		(132,139)		(107,722)		(186,757)
Purchase of other intangible assets		(338)		(907)		(321)
Interest received		4,132		1,830		2,537
Net cash (used in) investing activities		(80,436)		(157,733)		(185,420)
Cash flows from financing activities
Proceeds from issue of share capital, net of transaction costs		5,164		54,820		16,645
Proceeds from issue of shares by subsidiary		17		77		556
Investment in shares of subsidiary				(2,892)		40,221
Share application money received pending allotment						18,000
(Repayment of)/proceeds from/short term debt with maturity less than three months (net)						211
Proceeds from short term debt		56,337		103,365		48,249
Repayment of short term debt		(76,672)		(59,014)		(43,785)
Proceeds from long term debt, net of transaction costs of Nil (2018: Nil and 2017: $384)						111,278
Payment of lease liability		(1,579)
Repayment of long term debt		(7,553)		(12,239)		(113,960)
Net cash (used in)/ generated from financing activities		(24,286)		84,117		77,415
Net increase/(decrease) in cash and cash equivalents		(86,094)		1,350		(24,762)
Effects of exchange rate changes on cash and cash equivalents		(460)		5		257
Cash and cash equivalents at beginning of year		89,117	[1]	87,762		112,267
Cash and cash equivalents at end of year		2,563	[1]	89,117	[1]	87,762
Long-Term Borrowings
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period		147,254	[2]	188,909	[3]
Impact on adoption of IFRS 16	[2]	(251)
Considered in cash flow (net)		(7,553)	[2]	(12,239)	[3]
Net finance cost in relation to convertible notes		4,245	[2]	10,682	[3]
Shares issued in lieu of convertible notes		(82,967)	[2]	(49,741)	[3]
Movement in derivative financial instruments
Borrowing for purchase of property and equipment, net	[3]			424
Amortization of debt issuance cost		249	[2]	415	[3]
Transfer of long-term loan to short-term loan	[3]			(5,555)
Changes in fair value of convertible notes measured at fair value through profit and loss		10,374	[2]	21,398	[3]
Exchange adjustment		(1,998)	[2]	(7,039)	[3]
Liabilities arising from financing activities, end of period		69,353	[2]	147,254	[2]	188,909	[3]
Short-Term Borrowings
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period	[4]	142,560		96,653
Considered in cash flow (net)	[4]	(20,335)		44,351
Net finance cost in relation to convertible notes		1,272	[4]
Shares issued in lieu of convertible notes		(8,786)	[4]
Movement in derivative financial instruments				902	[4]
Borrowing for purchase of property and equipment, net
Amortization of debt issuance cost		43	[4]
Transfer of long-term loan to short-term loan	[4]			5,555
Changes in fair value of convertible notes measured at fair value through profit and loss		5,613	[4]
Exchange adjustment	[4]	(8,270)		(4,901)
Liabilities arising from financing activities, end of period	[4]	111,477		142,560		96,653
Liabilities arising from Financing Activities
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period		289,814		285,562
Impact on adoption of IFRS 16		(251)
Considered in cash flow (net)		(27,888)		32,112
Net finance cost in relation to convertible notes		5,517		10,682
Shares issued in lieu of convertible notes		(91,753)		(49,741)
Movement in derivative financial instruments				902	[4]
Borrowing for purchase of property and equipment, net				424
Amortization of debt issuance cost		292		415
Transfer of long-term loan to short-term loan
Changes in fair value of convertible notes measured at fair value through profit and loss		15,987		21,398
Exchange adjustment		(10,888)		(11,940)
Liabilities arising from financing activities, end of period		$ 180,330		$ 289,814		$ 285,562

[1]	Includes $Nil (2019: $46,666) of restricted deposits.
[2]	Including current portion of long-term debt.
[3]	Including current portion and derivative financial instruments.
[4]	Including acceptances and derivative financial instruments.